Fair Value Measurements (Additional Quantitative Information About Assets Measured at Fair Value on a Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 1,444
Valuation techniques	Discounted cash flows (1)	[1]
Unobservable input	Liquidation expenses (2)	[2]
(Level 3) Significant Unobservable Inputs [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 1,444
Maximum [Member] | (Level 3) Significant Unobservable Inputs [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rate	(6.47%)
Minimum [Member] | (Level 3) Significant Unobservable Inputs [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rate	(1.46%)
Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rate	(3.24%)

[1]	Fair value is generally determined through discounted cash flows or independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are not identifiable.
[2]	Includes estimated liquidation expenses.